Pledged assets and collateral (Tables)	12 Months Ended
Mar. 31, 2025
Amounts Pledged as Collateral for Borrowings and for Other Purposes
The following amounts, by balance sheet classification, have been pledged as collateral for borrowings and for other purposes at March 31, 2024 and 2025:

	2024	2025

	(in billions of yen)
Interest-bearing deposits in other banks	94	53
Trading account assets	12,331	13,688
Investments	15,081	10,522
Loans	8,699	10,056
Other assets	2,699	2,047

Total	38,904	36,366

Associated Liabilities Collateralized by Pledged Assets
The associated liabilities collateralized by the above assets at March 31, 2024 and 2025 are summarized below:

	2024	2025

	(in billions of yen)
Deposits	217	844
Payables under repurchase agreements	17,553	18,087
Payables under securities lending transactions	689	403
Other short-term borrowings	1,803	2,271
Long-term debt	2,490	576

Total	22,752	22,180